AB Bond Fund, Inc.

AB FlexFee International Bond Portfolio

Portfolio of Investments

March 31, 2019 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 42.4%
Austria - 1.6%
Republic of Austria Government Bond
0.50%, 2/20/29 (a)	EUR	429	$493,798
0.75%, 10/20/26 (a)		160	190,128
2.40%, 5/23/34 (a)		45	63,495

			747,421

Belgium - 3.5%
Kingdom of Belgium Government Bond
Series 44
5.00%, 3/28/35 (a)		170	308,428
Series 58
3.75%, 9/28/20 (a)		949	1,132,664
Series 88
1.70%, 6/22/50 (a)		166	197,929

			1,639,021

Canada - 0.7%
Canadian Government Bond
0.50%, 3/01/22	CAD	447	324,581

Finland - 1.0%
Finland Government Bond
0.50%, 9/15/29 (a)	EUR	409	469,718

France - 2.4%
French Republic Government Bond OAT
0.75%, 11/25/28 (a)		430	504,962
1.75%, 5/25/23-6/25/39 (a)		475	607,278

			1,112,240

Germany - 5.0%
Bundesrepublik Deutschland Bundesanleihe
0.50%, 2/15/28 (a)		795	945,223
1.50%, 9/04/22 (a)		320	384,950
2.50%, 7/04/44-8/15/46 (a)		603	997,022

			2,327,195

Ireland - 0.7%
Ireland Government Bond
1.00%, 5/15/26 (a)		278	330,337

Italy - 4.2%
Italy Buoni Poliennali Del Tesoro
1.35%, 4/15/22		410	464,649
1.85%, 5/15/24		125	141,506
2.20%, 6/01/27		685	766,607
3.35%, 3/01/35 (a)		149	173,324
3.85%, 9/01/49 (a)		351	413,733

			1,959,819

	Principal Amount (000)		U.S. $ Value
Japan - 10.4%
Japan Government Twenty Year Bond
Series 112
2.10%, 6/20/29	JPY	158,050	$1,743,008
Series 143
1.60%, 3/20/33		42,450	463,113
Series 144
1.50%, 3/20/33		34,350	370,155
Series 150
1.40%, 9/20/34		126,300	1,353,550
Series 158
0.50%, 9/20/36		73,300	689,548
Series 159
0.60%, 12/20/36		28,450	271,945

			4,891,319

Malaysia - 1.2%
Malaysia Government Bond
Series 0114
4.181%, 7/15/24	MYR	127	31,826
Series 0217
4.059%, 9/30/24		127	31,653
Series 0218
3.757%, 4/20/23		233	57,535
Series 0313
3.48%, 3/15/23		1,830	446,308

			567,322

Netherlands - 4.5%
Netherlands Government Bond
0.75%, 7/15/27 (a)	EUR	771	922,598
3.25%, 7/15/21 (a)		987	1,206,027

			2,128,625

Singapore - 0.7%
Singapore Government Bond
2.75%, 3/01/46	SGD	325	247,434
3.375%, 9/01/33		90	74,849

			322,283

Spain - 3.4%
Spain Government Bond
1.95%, 4/30/26 (a)	EUR	233	285,497
2.35%, 7/30/33 (a)		240	296,837
4.40%, 10/31/23 (a)		755	1,013,141

			1,595,475

United Kingdom - 2.2%
United Kingdom Gilt
1.50%, 7/22/47 (a)	GBP	145	186,453
2.50%, 7/22/65 (a)		46	81,248
3.25%, 1/22/44 (a)		42	73,570
4.25%, 12/07/40 (a)		91	178,292
4.50%, 12/07/42 (a)		227	469,571
4.75%, 12/07/30 (a)		21	38,266

			1,027,400

	Principal Amount (000)		U.S. $ Value
United States - 0.8%
U.S. Treasury Bonds
3.00%, 2/15/47	U.S.$	43	$44,425
3.125%, 8/15/44		101	107,028
U.S. Treasury Notes
1.625%, 2/15/26		220	210,169

			361,622

Uruguay - 0.1%
Uruguay Government International Bond
8.50%, 3/15/28 (a)	UYU	1,198	31,126
9.875%, 6/20/22 (a)		1,225	36,172

			67,298

Total Governments - Treasuries (cost $19,547,061)			19,871,676

CORPORATES - INVESTMENT GRADE - 14.6%
Financial Institutions - 9.7%
Banking - 7.2%
Bank of America Corp.
2.375%, 6/19/24 (a)	EUR	100	122,664
Series B
8.05%, 6/15/27	U.S.$	315	388,508
Series DD
6.30%, 3/10/26 (b)		29	31,535
Series Z
6.50%, 10/23/24 (b)		49	53,105
Bank of Scotland PLC
9.375%, 5/15/21 (a)	GBP	90	135,800
Barclays Bank PLC
6.625%, 3/30/22 (a)	EUR	81	104,878
Barclays PLC
2.625%, 11/11/25 (a)		100	113,237
CaixaBank SA
1.125%, 5/17/24 (a)		100	114,012
Cooperatieve Rabobank UA
4.75%, 6/06/22 (a)		90	116,324
Credit Agricole SA
3.00%, 2/02/25		135	159,444
Credit Suisse Group AG
2.125%, 9/12/25 (a)	GBP	100	127,144
Danske Bank A/S
5.375%, 1/12/24 (a)	U.S.$	200	207,735
Goldman Sachs Group, Inc. (The)
1.625%, 7/27/26 (a)	EUR	180	207,395
2.905%, 7/24/23	U.S.$	32	31,624
HSBC Bank Capital Funding Sterling 2 LP
5.862%, 4/07/20 (b)	GBP	91	122,186

	Principal Amount (000)		U.S. $ Value
HSBC Holdings PLC
Series E
4.75%, 7/04/29 (a)	EUR	230	$252,842
Intesa Sanpaolo SpA
3.125%, 7/14/22 (a)	U.S.$	200	195,110
Morgan Stanley
1.875%, 3/30/23	EUR	100	118,376
Series G
1.75%, 3/11/24		100	118,013
Natwest Markets PLC
0.625%, 3/02/22 (a)		200	222,662
Rabobank Capital Funding Trust IV
5.556%, 12/31/19 (a)(b)	GBP	90	120,291
Santander Holdings USA, Inc.
4.40%, 7/13/27	U.S.$	110	109,475
UBS Group Funding Switzerland AG
7.125%, 8/10/21 (a)(b)		200	207,760

			3,380,120

Finance - 0.2%
Synchrony Financial
4.375%, 3/19/24		18	18,250
4.50%, 7/23/25		81	81,316

			99,566

Insurance - 1.9%
ASR Nederland NV
5.125%, 9/29/45 (a)	EUR	110	136,117
Assicurazioni Generali SpA
Series E
5.50%, 10/27/47 (a)		112	137,669
CNP Assurances
4.25%, 6/05/45 (a)		100	123,883
Credit Agricole Assurances SA
4.75%, 9/27/48 (a)		100	124,570
MetLife Capital Trust IV
7.875%, 12/15/37 (a)	U.S.$	100	121,606
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
3.25%, 5/26/49 (a)	EUR	100	123,311
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	U.S.$	45	70,667
Voya Financial, Inc.
5.65%, 5/15/53		70	69,261

			907,084

REITS - 0.4%
American Tower Corp.
4.70%, 3/15/22		10	10,470
Healthcare Trust of America Holdings LP
3.375%, 7/15/21		38	38,099
Spirit Realty LP
4.45%, 9/15/26		3	2,959

	Principal Amount (000)		U.S. $ Value
VEREIT Operating Partnership LP
4.60%, 2/06/24	U.S.$	7	$7,202
WPC Eurobond BV
2.125%, 4/15/27	EUR	110	123,894

			182,624

			4,569,394

Industrial - 4.9%
Basic - 0.3%
Glencore Finance Europe Ltd.
1.875%, 9/13/23 (a)		100	116,459
Glencore Funding LLC
4.625%, 4/29/24 (a)	U.S.$	10	10,322

			126,781

Communications - Media - 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		90	94,983
Warner Media LLC
3.55%, 6/01/24		45	45,399

			140,382

Communications - Telecommunications - 0.6%
AT&T, Inc.
3.40%, 5/15/25		229	227,144
Bell Canada, Inc.
Series M-26
3.35%, 3/22/23	CAD	45	34,530
Rogers Communications, Inc.
4.00%, 6/06/22		10	7,824
TELUS Corp.
Series CH
5.05%, 7/23/20		10	7,750

			277,248

Consumer Cyclical - Automotive - 0.5%
General Motors Co.
4.20%, 10/01/27	U.S.$	35	33,684
General Motors Financial Co., Inc.
3.70%, 5/09/23		17	16,921
5.10%, 1/17/24		120	124,939
Volkswagen Leasing GmbH
2.625%, 1/15/24 (a)	EUR	55	65,535

			241,079

Consumer Non-Cyclical - 1.0%
Altria Group, Inc.
1.00%, 2/15/23		145	163,922
Medtronic Global Holdings SCA
1.125%, 3/07/27		125	144,440
Philip Morris International, Inc.
0.625%, 11/08/24		100	112,235
Reynolds American, Inc.
4.45%, 6/12/25	U.S.$	45	46,249

			466,846

	Principal Amount (000)		U.S. $ Value
Energy - 0.5%
Enbridge Energy Partners LP
4.375%, 10/15/20	U.S.$	20	$20,396
Energy Transfer Operating LP
4.25%, 3/15/23		15	15,333
4.65%, 6/01/21		10	10,299
4.90%, 2/01/24		10	10,556
EnLink Midstream Partners LP
4.15%, 6/01/25		90	86,902
Noble Energy, Inc.
3.90%, 11/15/24		20	20,210
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		20	19,933
3.85%, 10/15/23		10	10,103
Southern Star Central Corp.
5.125%, 7/15/22 (a)		10	9,998
Williams Cos., Inc. (The)
3.90%, 1/15/25		45	45,933

			249,663

Services - 0.0%
Expedia Group, Inc.
3.80%, 2/15/28		13	12,531

Technology - 1.3%
Apple, Inc.
2.513%, 8/19/24	CAD	120	90,104
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.875%, 1/15/27	U.S.$	10	9,554
Dell International LLC/EMC Corp.
6.02%, 6/15/26 (a)		45	48,437
Fidelity National Information Services, Inc.
0.40%, 1/15/21	EUR	100	112,607
International Business Machines Corp.
0.875%, 1/31/25		160	182,878
KLA-Tencor Corp.
4.65%, 11/01/24	U.S.$	20	21,364
Seagate HDD Cayman
4.75%, 1/01/25		10	9,724
4.875%, 3/01/24		80	79,810
Western Digital Corp.
4.75%, 2/15/26		68	65,040

			619,518

Transportation - Services - 0.4%
FedEx Corp.
0.70%, 5/13/22	EUR	140	159,073

			2,293,121

Total Corporates - Investment Grade (cost $6,953,026)			6,862,515

	Principal Amount (000)		U.S. $ Value
LOCAL GOVERNMENTS - PROVINCIAL BONDS - 6.2%
Canada - 6.2%
Province of British Columbia Canada
Series T
9.00%, 8/23/24	CAD	912	$921,872
Province of Manitoba Canada
3.85%, 12/01/21		345	271,600
Province of Ontario Canada
2.60%, 6/02/25		314	240,926
3.15%, 6/02/22		316	245,681
Province of Quebec Canada
2.75%, 9/01/25		201	155,884
4.50%, 12/01/19		1,412	1,075,471

Total Local Governments - Provincial Bonds (cost $2,993,990)			2,911,434

INFLATION-LINKED SECURITIES - 5.1%
Japan - 4.9%
Japanese Government CPI Linked Bond
Series 20
0.10%, 3/10/25	JPY	12,347	115,027
Series 21
0.10%, 3/10/26		168,951	1,584,026
Series 23
0.10%, 3/10/28		62,208	585,163

			2,284,216

New Zealand - 0.2%
New Zealand Government Inflation Linked Bond
Series 925
2.00%, 9/20/25 (a)	NZD	136	108,308

			108,308

Total Inflation-Linked Securities (cost $2,338,842)			2,392,524

CORPORATES - NON-INVESTMENT GRADE - 5.0%
Industrial - 3.4%
Basic - 0.4%
Novelis Corp.
6.25%, 8/15/24 (a)	U.S.$	45	45,969
Smurfit Kappa Acquisitions ULC
2.875%, 1/15/26 (a)	EUR	100	116,788

			162,757

Capital Goods - 0.4%
Crown European Holdings SA
2.625%, 9/30/24 (a)		100	116,416
TransDigm, Inc.
6.25%, 3/15/26 (a)	U.S.$	59	61,306

			177,722

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 1.0%
IHO Verwaltungs GmbH
3.25% (3.25% Cash or 4.00% PIK), 9/15/23 (a)(c)	EUR	100	$114,210
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
4.375%, 5/15/26		100	114,263
Tenneco, Inc.
5.00%, 7/15/24 (a)		100	117,380
Volvo Car AB
Series E
2.00%, 1/24/25 (a)		100	110,614

			456,467

Consumer Cyclical - Other - 0.2%
International Game Technology PLC
3.50%, 7/15/24 (a)		100	115,278

Consumer Non-Cyclical - 0.5%
HCA, Inc.
5.375%, 9/01/26	U.S.$	33	34,722
Leisureworld Senior Care LP
Series B
3.474%, 2/03/21	CAD	150	114,097
Spectrum Brands, Inc.
5.75%, 7/15/25	U.S.$	62	62,698

			211,517

Energy - 0.3%
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, 2/15/26 (a)		35	35,596
PDC Energy, Inc.
5.75%, 5/15/26		50	48,744
SM Energy Co.
6.625%, 1/15/27		31	29,524
Transocean Poseidon Ltd.
6.875%, 2/01/27 (a)		36	37,499

			151,363

Other Industrial - 0.2%
Belden, Inc.
3.375%, 7/15/27 (a)	EUR	100	113,013

Services - 0.2%
Elis SA
2.875%, 2/15/26 (a)		100	115,317

Transportation - Services - 0.2%
XPO Logistics, Inc.
6.75%, 8/15/24 (a)	U.S.$	70	71,410

			1,574,844

	Principal Amount (000)		U.S. $ Value
Financial Institutions - 1.6%
Banking - 1.3%
Allied Irish Banks PLC
Series E
7.375%, 12/03/20 (a)(b)	EUR	200	$239,010
Banco Bilbao Vizcaya Argentaria SA
5.875%, 5/24/22 (a)(b)		200	223,228
Goldman Sachs Group, Inc. (The)
Series L
5.70%, 5/10/19 (b)	U.S.$	115	115,177
Series P
5.00%, 11/10/22 (b)		59	54,592

			632,007

Finance - 0.1%
Navient Corp.
6.625%, 7/26/21		45	47,073

REITS - 0.2%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.75%, 2/01/27 (a)		69	71,249

			750,329

Total Corporates - Non-Investment Grade (cost $2,345,531)			2,325,173

COVERED BONDS - 4.6%
Australia & New Zealand Banking Group Ltd.
3.625%, 7/18/22 (a)	EUR	100	125,841
Bank of Montreal
0.75%, 9/21/22 (a)		155	178,832
Credit Suisse AG/Guernsey
0.75%, 9/17/21 (a)		160	183,458
Danske Bank A/S
0.125%, 2/14/22 (a)		160	180,779
DNB Boligkreditt AS
2.75%, 3/21/22 (a)		145	176,663
National Bank of Canada
1.50%, 3/25/21 (a)		100	115,994
Nationwide Building Society
4.375%, 2/28/22 (a)		250	317,020
Santander UK PLC
4.25%, 4/12/21 (a)		250	305,672
Stadshypotek AB
0.625%, 11/10/21 (a)		260	298,029
Turkiye Vakiflar Bankasi TAO
2.375%, 5/04/21 (a)		100	107,874
UBS AG/London
1.375%, 4/16/21 (a)		65	75,251
4.00%, 4/08/22 (a)		75	94,525

Total Covered Bonds (cost $2,191,914)			2,159,938

	Principal Amount (000)		U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.6%
Risk Share Floating Rate - 4.6%
Bellemeade Re Ltd.
Series 2018-2A, Class M1B
3.836% (LIBOR 1 Month + 1.35%), 8/25/28 (a)(d)	U.S.$	150	$149,679
Series 2019-1A, Class M1B
4.234% (LIBOR 1 Month + 1.75%), 3/25/29 (a)(d)		150	150,000
Eagle RE Ltd.
Series 2018-1, Class M1		160	160,587
4.186% (LIBOR 1 Month + 1.70%), 11/25/28 (a)(d)
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes		350	390,647
Series 2016-DNA2, Class M3
7.136% (LIBOR 1 Month + 4.65%), 10/25/28 (d)
Federal National Mortgage Association Connecticut Avenue Securities
Series 2015-C02, Class 1M2
6.486% (LIBOR 1 Month + 4.00%), 5/25/25 (d)		199	214,971
Series 2015-C02, Class 2M2
6.486% (LIBOR 1 Month + 4.00%), 5/25/25 (d)		58	62,055
Series 2015-C04, Class 2M2
8.036% (LIBOR 1 Month + 5.55%), 4/25/28 (d)		247	277,015
Series 2016-C01, Class 1M2
9.236% (LIBOR 1 Month + 6.75%), 8/25/28 (d)		98	113,960
Series 2016-C05, Class 2M2
6.936% (LIBOR 1 Month + 4.45%), 1/25/29 (d)		350	383,061
Series 2017-C01, Class 1M2
6.036% (LIBOR 1 Month + 3.55%), 7/25/29 (d)		85	91,306
PMT Credit Risk Transfer Trust
Series 2019-1R, Class A
4.484% (LIBOR 1 Month + 2.00%), 3/27/24 (a)(d)		165	165,395

Total Collateralized Mortgage Obligations (cost $2,134,942)			2,158,676

GOVERNMENTS - SOVEREIGN AGENCIES - 3.7%
Canada - 3.7%
Canada Housing Trust No. 1
1.25%, 6/15/21 (a)	CAD	1,190	881,420
3.80%, 6/15/21 (a)		1,085	848,184

Total Governments - Sovereign Agencies (cost $1,806,288)			1,729,604

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - TREASURIES - 2.8%
Argentina - 0.0%
Argentine Bonos del Tesoro
16.00%, 10/17/23	ARS	491	$8,335

Brazil - 1.4%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/23	BRL	2,398	646,443

South Africa - 1.4%
Republic of South Africa Government Bond
Series 2048
8.75%, 2/28/48	ZAR	5,862	368,313
Series R186
10.50%, 12/21/26		3,679	281,914

			650,227

Total Emerging Markets - Treasuries (cost $1,331,291)			1,305,005

GOVERNMENTS - SOVEREIGN BONDS - 2.2%
Germany - 0.6%
Kreditanstalt fuer Wiederaufbau
Zero Coupon, 5/25/21 (a)	EUR	251	284,173

Indonesia - 1.2%
Indonesia Government International Bond
5.875%, 1/15/24 (a)	U.S.$	510	562,420

Qatar - 0.4%
Qatar Government International Bond
3.875%, 4/23/23 (a)		200	205,801

Total Governments - Sovereign Bonds (cost $1,023,015)			1,052,394

SUPRANATIONALS - 1.6%
Supranational - 1.6%
European Financial Stability Facility
0.125%, 10/17/23 (a)	EUR	259	294,574
European Investment Bank
1.25%, 5/12/25 (a)	SEK	4,130	463,347

Total Supranationals (cost $769,155)			757,921

LOCAL GOVERNMENTS - REGIONAL BONDS - 1.0%
Sweden - 1.0%
Kommuninvest I Sverige AB
Series 2410
1.00%, 10/02/24 (a) (cost $468,537)		4,220	466,845

	Principal Amount (000)		U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%
Non-Agency Fixed Rate CMBS - 0.6%
Commercial Mortgage Trust
Series 2013-CR10, Class A4
4.21%, 8/10/46	U.S.$	200	$210,535
GS Mortgage Securities Trust
Series 2013-GC12, Class C
4.179%, 6/10/46 (e)		20	19,921
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39 (e)		84	58,063

			288,519

Non-Agency Floating Rate CMBS - 0.3%
Invitation Homes Trust
Series 2018-SFR4, Class E
4.432% (LIBOR 1 Month + 1.95%), 1/17/38 (a)(d)(e)		115	115,019

Total Commercial Mortgage-Backed Securities (cost $408,315)			403,538

EMERGING MARKETS - SOVEREIGNS - 0.7%
Brazil - 0.4%
Brazilian Government International Bond
4.625%, 1/13/28		200	201,557

Costa Rica - 0.1%
Costa Rica Government International Bond
4.37%, 5/22/19 (f)		34	33,949

Nigeria - 0.2%
Nigeria Government International Bond
5.625%, 6/27/22		95	95,950

Total Emerging Markets-Sovereigns (cost $326,692)			331,456

QUASI-SOVEREIGNS - 0.5%
Quasi-Sovereign Bonds - 0.5%
Mexico - 0.1%
Petroleos Mexicanos
6.35%, 2/12/48		16	14,106
6.50%, 1/23/29		14	13,803

			27,909

South Korea - 0.4%
Export-Import Bank of Korea
3.70%, 2/19/21 (a)	AUD	270	194,834

Total Quasi-Sovereigns (cost $238,529)			222,743

	Principal Amount (000)			U.S. $ Value
ASSET-BACKED SECURITIES - 0.2%
Other ABS - Fixed Rate - 0.2%
SoFi Consumer Loan Program Trust
Series 2018-1, Class B
3.65%, 2/25/27 (a)(e) (cost $115,000)	U.S.$	115		$115,934

BANK LOANS - 0.2%
Industrial - 0.2%
Consumer Non-Cyclical - 0.2%
athenahealth, Inc.
7.197% (LIBOR 3 Month + 4.50%), 2/11/26 (g)		67		65,816
Regionalcare Hospital Partners Holdings, Inc.
6.982% (LIBOR 1 Month + 4.50%), 11/16/25 (g)		50		49,275

				115,091

Other Industrial - 0.0%
American Tire Distributors, Inc.
10.129% (LIBOR 3 Month + 7.50%), 9/02/24 (g)		0	**	1

Total Bank Loans (cost $115,008)				115,092

EMERGING MARKETS - CORPORATE BONDS - 0.0%
Utility - 0.0%
Electric - 0.0%
Terraform Global Operating LLC
6.125%, 3/01/26 (f) (cost $18,000)		18		17,596

SHORT-TERM INVESTMENTS - 1.3%
Governments - Treasuries - 0.7%
Japan - 0.7%
Japan Treasury Discount Bill
Series 810
Zero Coupon, 5/09/19 (cost $348,592)	JPY	38,250		345,174

	Shares
Investment Companies - 0.6%
AB Fixed Income Shares, Inc. - Government
Money Market Portfolio - Class AB, 2.38% (h)(i)(j)
(cost $260,320)		260,320		260,320

Total Short-Term Investments (cost $608,912)				605,494

Total Investments - 97.6% (cost $45,734,048) (k)				45,805,558
Other assets less liabilities - 2.4%				1,104,551

Net Assets - 100.0%				$46,910,109

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro BTP Futures	3	June 2019	$435,699	$10,903
Euro-BOBL Futures	6	June 2019	896,099	8,010
Euro-Bund Futures	9	June 2019	1,679,327	26,226
Euro-OAT Futures	5	June 2019	912,375	14,818
Long Gilt Futures	7	June 2019	1,179,486	19,329
U.S. T-Note 2 Yr (CBT) Futures	42	June 2019	8,949,938	37,407
Sold Contracts
10 Yr Canadian Bond Futures	12	June 2019	1,248,535	(26,475)
Euro Buxl 30 Yr Bond Futures	14	June 2019	3,009,924	(135,686)
U.S. 10 Yr Ultra Futures	30	June 2019	3,983,438	(85,547)
U.S. T-Note 5 Yr (CBT) Futures	45	June 2019	5,212,266	(54,844)
U.S. T-Note 10 Yr (CBT) Futures	14	June 2019	1,739,063	(29,907)
U.S. Ultra Bond (CBT) Futures	2	June 2019	336,000	(11,016)

Total				$(226,782)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL	1,463	USD	375	4/02/19	$1,788
Barclays Bank PLC	USD	391	BRL	1,463	4/02/19	(17,760)
Barclays Bank PLC	EUR	231	USD	260	4/10/19	906
Barclays Bank PLC	USD	755	EUR	662	4/10/19	(12,655)
Barclays Bank PLC	CAD	334	USD	249	5/09/19	(801)
Barclays Bank PLC	USD	460	KRW	514,752	5/16/19	(6,483)
BNP Paribas SA	EUR	100	PLN	430	4/10/19	165
BNP Paribas SA	USD	1,253	EUR	1,104	4/10/19	(13,798)
BNP Paribas SA	CAD	8,879	USD	6,663	5/09/19	12,042
Brown Brothers Harriman & Co.	USD	114	PLN	428	4/08/19	(2,615)
Brown Brothers Harriman & Co.	GBP	342	USD	452	4/09/19	5,801
Brown Brothers Harriman & Co.	EUR	4,409	USD	5,027	4/10/19	78,014
Brown Brothers Harriman & Co.	EUR	244	GBP	215	4/10/19	6,224
Brown Brothers Harriman & Co.	EUR	194	USD	218	4/10/19	(213)
Brown Brothers Harriman & Co.	SEK	1,289	EUR	124	4/10/19	464
Brown Brothers Harriman & Co.	USD	2,151	EUR	1,899	4/10/19	(19,639)
Brown Brothers Harriman & Co.	USD	455	JPY	50,388	4/11/19	(273)
Brown Brothers Harriman & Co.	NOK	847	USD	99	4/12/19	1,096
Brown Brothers Harriman & Co.	USD	335	NOK	2,842	4/12/19	(4,883)
Brown Brothers Harriman & Co.	USD	297	SEK	2,658	4/12/19	(11,418)
Brown Brothers Harriman & Co.	ILS	1,691	USD	462	4/16/19	(3,860)
Brown Brothers Harriman & Co.	SGD	421	USD	310	4/17/19	(559)
Brown Brothers Harriman & Co.	ZAR	5,372	USD	376	4/17/19	4,288
Brown Brothers Harriman & Co.	ZAR	4,062	USD	279	4/17/19	(1,792)
Brown Brothers Harriman & Co.	USD	117	AUD	165	4/23/19	91
Brown Brothers Harriman & Co.	USD	233	NZD	342	4/26/19	(33)
Brown Brothers Harriman & Co.	CAD	118	USD	89	5/09/19	168
Brown Brothers Harriman & Co.	CHF	955	USD	954	6/13/19	(11,401)
Brown Brothers Harriman & Co.	MXN	6,608	USD	342	6/13/19	5,094

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	USD	466	MXN	8,909	6/13/19	$(12,054)
Citibank, NA	BRL	822	USD	212	4/02/19	2,203
Citibank, NA	USD	211	BRL	822	4/02/19	(1,005)
Citibank, NA	GBP	1,063	USD	1,403	4/09/19	17,919
Citibank, NA	JPY	59,903	USD	543	4/11/19	1,847
Citibank, NA	SEK	1,065	USD	115	4/12/19	800
Citibank, NA	BRL	905	USD	227	5/03/19	(3,265)
Citibank, NA	KRW	520,920	USD	459	5/16/19	133
Citibank, NA	USD	420	CNH	2,824	6/12/19	(487)
Citibank, NA	USD	234	INR	16,401	7/16/19	(681)
Credit Suisse International	NOK	989	USD	115	4/12/19	579
Credit Suisse International	EUR	20	TRY	126	5/03/19	(703)
Credit Suisse International	TRY	38	EUR	6	5/03/19	218
Credit Suisse International	EUR	21	ZAR	324	6/04/19	(936)
Credit Suisse International	NZD	67	AUD	64	7/29/19	(227)
Deutsche Bank AG	AUD	64	NZD	67	7/29/19	225
Goldman Sachs Bank USA	BRL	815	USD	210	4/02/19	1,431
Goldman Sachs Bank USA	USD	209	BRL	815	4/02/19	(996)
Goldman Sachs Bank USA	SEK	7,819	USD	844	4/12/19	2,078
Goldman Sachs Bank USA	NZD	821	USD	564	4/26/19	4,860
Goldman Sachs Bank USA	BRL	758	USD	191	5/03/19	(2,527)
Goldman Sachs Bank USA	BRL	630	USD	163	5/03/19	2,170
Goldman Sachs Bank USA	TRY	88	EUR	14	5/03/19	491
JPMorgan Chase Bank, NA	USD	232	PLN	869	4/08/19	(5,373)
JPMorgan Chase Bank, NA	USD	805	AUD	1,145	4/23/19	8,690
JPMorgan Chase Bank, NA	ZAR	324	EUR	21	6/04/19	936
Morgan Stanley Capital Services LLC	BRL	254	USD	65	4/02/19	310
Morgan Stanley Capital Services LLC	USD	67	BRL	254	4/02/19	(2,022)
Morgan Stanley Capital Services LLC	BRL	373	USD	96	5/03/19	1,224
Royal Bank of Scotland PLC	BRL	79	USD	20	4/02/19	236
Royal Bank of Scotland PLC	USD	20	BRL	79	4/02/19	(97)
Royal Bank of Scotland PLC	JPY	821,237	USD	7,443	4/11/19	27,616
Royal Bank of Scotland PLC	AUD	2,057	USD	1,465	4/23/19	3,314
Royal Bank of Scotland PLC	USD	20	BRL	79	5/03/19	(236)
Royal Bank of Scotland PLC	USD	752	CAD	1,006	5/09/19	1,441
Standard Chartered Bank	USD	663	EUR	580	4/10/19	(11,797)
Standard Chartered Bank	USD	358	KRW	399,622	5/16/19	(6,096)
Standard Chartered Bank	USD	232	INR	16,400	7/16/19	1,005
UBS AG	EUR	16,130	USD	18,640	4/10/19	533,695
UBS AG	KRW	261,741	USD	230	5/16/19	45

						$572,922

CURRENCY OPTIONS WRITTEN

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Call
NZD vs. AUD/ Deutsche Bank AG	NZD	1.010	07/2019	328,000	NZD	328	$1,080	$(709)
Put
CNH vs. USD/ BNP Paribas SA	CNH	7.000	04/2019	1,610,000	CNH	1,610	777	(25)
NZD vs. CAD/ JPMorgan Chase Bank, NA	NZD	0.860	07/2019	340,000	NZD	340	1,541	(576)
SGD vs. CHF/ UBS AG	SGD	1.550	06/2019	155,000	SGD	155	468	(61)

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
TRY vs. EUR/ Goldman Sachs Bank USA	TRY	6.835	05/2019	683,000	TRY	683	$1,278	$(2,844)
ZAR vs. EUR/ JPMorgan Chase Bank, NA	ZAR	16.650	05/2019	1,665,000	ZAR	1,665	1,676	(2,279)

							$6,820	$(6,494)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC
CDX-NAHY Series 31, 5 Year Index, 12/20/23*	(5.00)%	Quarterly	3.36%	USD	445	$(30,426)	$(28,476)	$(1,950)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	3.49	USD	924	(63,077)	(59,834)	(3,243)
iTraxx Australia Series 31, 5 Year Index, 6/20/24*	(1.00)	Quarterly	0.76	USD	4,500	(54,705)	(50,461)	(4,244)
Sale Contracts
Morgan Stanley & Co., LLC
CDX-NAIG Series 32, 5 Year Index, 6/20/24*	1.00	Quarterly	0.63	USD	4,500	82,197	79,028	3,169

						$(66,011)	$(59,743)	$(6,268)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD 4,710	9/10/20	3 Month LIBOR	2.824%	Quarterly/Semi-Annual	$22,876	$	– 0	–	$22,876
GBP 4,450	3/01/21	6 Month LIBOR	1.113%	Semi-Annual/Semi-Annual	18,826		– 0	–	18,826
USD 1,960	9/10/23	3 Month LIBOR	2.883%	Quarterly/Semi-Annual	49,612		– 0	–	49,612
EUR 1,600	1/15/24	6 Month EURIBOR	0.201%	Semi-Annual/Annual	19,645		– 0	–	19,645
GBP 930	3/01/29	1.501%	6 Month LIBOR	Semi-Annual/Semi-Annual	(34,796)		– 0	–	(34,796)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
GBP	130	12/27/47	1.419%	6 Month LIBOR	Semi-Annual/Semi-Annual	$(2,515)	$	– 0	–	$(2,515)
EUR	1,550	6/08/48	6 Month EURIBOR	1.545%	Semi-Annual/ Annual	243,410		– 0	–	243,410
USD	890	9/10/48	2.980%	3 Month LIBOR	Semi-Annual/ Quarterly	(75,621)		– 0	–	(75,621)

						$241,437	$	– 0	–	$241,437

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	2.75%	USD	932	$(20,142)	$(17,910)	$(2,232)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.75	USD	100	(2,161)	(3,947)	1,786
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.75	USD	470	(10,157)	(22,742)	12,585
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.75	USD	360	(7,780)	(18,218)	10,438
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.75	USD	3	(65)	(57)	(8)

						$(40,305)	$(62,874)	$22,569

*	Termination date

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Deutsche Bank AG
AUD/JPY 4/16/20*	12.25%	Maturity	AUD	7	$(3,004)	$	– 0	–	$(3,004)
AUD/JPY 5/07/20*	12.22	Maturity	AUD	5	(1,659)		– 0	–	(1,659)

					$(4,663)	$	– 0	–	$(4,663)

*	Termination date
**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the aggregate market value of these securities amounted to $24,398,956 or 52.0% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at March 31, 2019.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at March 31, 2019.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.11% of net assets as of March 31, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Costa Rica Government International Bond
4.37%, 5/22/19	1/09/18	$33,971	$33,949	0.07%
Terraform Global Operating LLC
6.125%, 3/01/26	2/08/18	18,000	17,596	0.04%

(g)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at March 31, 2019.
(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(i)	The rate shown represents the 7-day yield as of period end.
(j)	Affiliated investments.
(k)

As of March 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,906,837 and gross unrealized depreciation of investments was $(1,235,786), resulting in net unrealized appreciation of $671,051.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNH	-	Chinese Yuan Renminbi (Offshore)
EUR	-	Euro
GBP	-	Great British Pound
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:
ABS	-	Asset-Backed Securities
BOBL	-	Bundesobligationen
BTP	-	Buoni del Tesoro Poliennali
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
EURIBOR	-	Euro Interbank Offered Rate
LIBOR	-	London Interbank Offered Rates
OAT	-	Obligations Assimilables du Trésor
REIT	-	Real Estate Investment Trust

COUNTRY BREAKDOWN1

March 31, 2019 (unaudited)

17.8%	United States
15.7%	Japan
11.8%	Canada
6.4%	Germany
5.8%	United Kingdom
5.5%	Netherlands
5.0%	Italy
4.2%	Spain
3.6%	Belgium
3.6%	France
1.9%	Sweden
1.9%	Brazil
1.8%	Switzerland
13.7%	Other
1.3%	Short-Term

100.0%	Total Investments

1

All data are as of March 31, 2019. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.6% or less in the following countries: Argentina, Australia, Austria, Costa Rica, Denmark, Finland, Indonesia, Ireland, Malaysia, Mexico, New Zealand, Nigeria, Norway, Qatar, Singapore, South Africa, South Korea, Supranational, Turkey and Uruguay.

AB FlexFee International Bond Portfolio

March 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange-traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2019:

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$19,871,676		$	– 0	–	$19,871,676
Corporates - Investment Grade		– 0	–	6,862,515			– 0	–	6,862,515
Local Governments - Provincial Bonds		– 0	–	2,911,434			– 0	–	2,911,434
Inflation-Linked Securities		– 0	–	2,392,524			– 0	–	2,392,524
Corporates - Non-Investment Grade		– 0	–	2,325,173			– 0	–	2,325,173
Covered Bonds		– 0	–	2,159,938			– 0	–	2,159,938
Collateralized Mortgage Obligations		– 0	–	2,158,676			– 0	–	2,158,676
Governments - Sovereign Agencies		– 0	–	1,729,604			– 0	–	1,729,604
Emerging Markets - Treasuries		– 0	–	1,305,005			– 0	–	1,305,005
Governments - Sovereign Bonds		– 0	–	1,052,394			– 0	–	1,052,394
Supranationals		– 0	–	757,921			– 0	–	757,921
Local Governments - Regional Bonds		– 0	–	466,845			– 0	–	466,845
Commercial Mortgage-Backed Securities		– 0	–	210,535			193,003		403,538
Emerging Markets - Sovereigns		– 0	–	331,456			– 0	–	331,456
Quasi-Sovereigns		– 0	–	222,743			– 0	–	222,743
Asset-Backed Securities		– 0	–	– 0	–		115,934		115,934
Bank Loans		– 0	–	115,092			– 0	–	115,092
Emerging Markets - Corporate Bonds		– 0	–	17,596			– 0	–	17,596
Short-Term Investments:
Governments - Treasuries		– 0	–	345,174			– 0	–	345,174
Investment Companies		260,320		– 0	–		– 0	–	260,320

Total Investments in Securities		260,320		45,236,301			308,937		45,805,558
Other Financial Instruments*:
Assets
Futures		116,693		– 0	–		– 0	–	116,693
Forward Currency Exchange Contracts		– 0	–	729,607			– 0	–	729,607
Centrally Cleared Credit Default Swaps		– 0	–	82,197			– 0	–	82,197
Centrally Cleared Interest Rate Swaps		– 0	–	354,369			– 0	–	354,369
Liabilities
Futures		(343,475)		– 0	–		– 0	–	(343,475)
Forward Currency Exchange Contracts		– 0	–	(156,685)			– 0	–	(156,685)
Currency Options Written		– 0	–	(6,494)			– 0	–	(6,494)
Centrally Cleared Credit Default Swaps		– 0	–	(148,208)			– 0	–	(148,208)
Centrally Cleared Interest Rate Swaps		– 0	–	(112,932)			– 0	–	(112,932)
Credit Default Swaps		– 0	–	(40,305)			– 0	–	(40,305)
Variance Swaps		– 0	–	(4,663)			– 0	–	(4,663)

Total		$33,538		$45,933,187			$308,937		$46,275,662

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended March 31, 2019 is as follows:

Fund	Market Value 12/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$465	$4,304	$4,509	$260	$2